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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/28/15 (unaudited)

 Principal

 Amount ($)

 Value

 CONVERTIBLE CORPORATE BOND - 0.1%

 Energy - 0.1%

 Integrated Oil & Gas - 0.1%

 3,716,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 1,681,490

 Total Energy

 $

 1,681,490

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost $3,838,794)

 $

 1,681,490

 Shares

 COMMON STOCKS - 99.2%

 Energy - 4.8%

 Oil & Gas Equipment & Services - 0.2%

 52,968

 Cameron International Corp. *

 $

 2,493,733

 Oil & Gas Exploration & Production - 3.6%

 108,621

 Bonanza Creek Energy, Inc. *

 $

 2,927,336

 379,413

 Cabot Oil & Gas Corp.

 11,002,977

 65,316

 Cimarex Energy Co.

 7,163,859

 70,094

 Continental Resources, Inc./OK *

 3,118,482

 50,187

 Devon Energy Corp.

 3,091,017

 652,918

 Memorial Resource Development Corp. *

 13,391,348

 138,009

 Rice Energy, Inc.

 2,702,216

 85,632

 Whiting Petroleum Corp. *

 2,896,931

 $

 46,294,166

 Oil & Gas Refining & Marketing - 0.2%

 26,726

 Tesoro Corp.

 $

 2,454,516

 Oil & Gas Storage & Transportation - 0.8%

 284,664

 Boardwalk Pipeline Partners LP *

 $

 4,668,490

 78,991

 SemGroup Corp.

 6,106,794

 $

 10,775,284

 Total Energy

 $

 62,017,699

 Materials - 4.4%

 Commodity Chemicals - 0.6%

 120,833

 Westlake Chemical Corp.

 $

 8,066,811

 Fertilizers & Agricultural Chemicals - 0.2%

 23,547

 Agrium, Inc.

 $

 2,720,385

 Specialty Chemicals - 1.7%

 200,985

 Flotek Industries, Inc. *

 $

 3,432,824

 85,750

 RPM International, Inc.

 4,334,662

 26,771

 The Sherwin-Williams Co.

 7,635,089

 62,685

 WR Grace & Co. *

 6,215,218

 $

 21,617,793

 Construction Materials - 0.7%

 61,893

 Eagle Materials, Inc.

 $

 4,858,600

 33,285

 Martin Marietta Materials, Inc.

 4,737,454

 $

 9,596,054

 Metal & Glass Containers - 0.5%

 183,158

 Berry Plastics Group, Inc. *

 $

 6,284,151

 Paper Packaging - 0.7%

 104,197

 Avery Dennison Corp.

 $

 5,579,749

 43,580

 Packaging Corp of America

 3,611,039

 $

 9,190,788

 Total Materials

 $

 57,475,982

 Capital Goods - 5.5%

 Aerospace & Defense - 0.8%

 168,226

 B/E Aerospace, Inc. *

 $

 10,689,080

 Electrical Components & Equipment - 0.7%

 32,875

 Acuity Brands, Inc.

 $

 5,210,030

 41,437

 Regal-Beloit Corp.

 3,229,600

 $

 8,439,630

 Industrial Conglomerates - 1.2%

 81,866

 Carlisle Companies, Inc.

 $

 7,619,269

 48,221

 Roper Industries, Inc.

 8,080,393

 $

 15,699,662

 Construction & Farm Machinery & Heavy Trucks - 1.7%

 253,197

 The Manitowoc Co., Inc.

 $

 5,603,250

 98,350

 WABCO Holdings, Inc. *

 11,490,230

 58,839

 Wabtec Corp./DE

 5,583,233

 $

 22,676,713

 Trading Companies & Distributors - 1.1%

 112,203

 HD Supply Holdings, Inc. *

 $

 3,310,550

 356,538

 MRC Global, Inc. *

 4,588,644

 73,514

 United Rentals, Inc. *

 6,841,213

 $

 14,740,407

 Total Capital Goods

 $

 72,245,492

 Commercial Services & Supplies - 3.2%

 Diversified Support Services - 0.9%

 62,865

 Cintas Corp.

 $

 5,247,970

 141,577

 Mobile Mini, Inc. *

 5,874,030

 $

 11,122,000

 Human Resource & Employment Services - 2.3%

 112,814

 ManpowerGroup, Inc.

 $

 9,077,014

 115,250

 Towers Watson & Co.

 15,155,375

 106,210

 WageWorks, Inc. *

 6,101,764

 $

 30,334,153

 Total Commercial Services & Supplies

 $

 41,456,153

 Transportation - 6.5%

 Air Freight & Logistics - 0.7%

 146,413

 Hub Group, Inc. *

 $

 5,910,693

 254,566

 UTi Worldwide, Inc.

 3,329,723

 $

 9,240,416

 Airlines - 3.1%

 470,303

 American Airlines Group, Inc.

 $

 22,527,514

 68,316

 Southwest Airlines Co.

 2,953,984

 234,136

 United Continental Holdings, Inc. *

 15,260,984

 $

 40,742,482

 Railroads - 0.6%

 69,065

 Kansas City Southern

 $

 8,000,490

 Trucking - 1.5%

 195,781

 Hertz Global Holdings, Inc. *

 $

 4,516,668

 73,469

 Old Dominion Freight Line, Inc. *

 5,739,398

 101,298

 Ryder System, Inc.

 9,520,999

 $

 19,777,065

 Airport Services - 0.6%

 88,357

 Macquarie Infrastructure Co LLC

 $

 6,945,744

 Total Transportation

 $

 84,706,197

 Automobiles & Components - 2.0%

 Auto Parts & Equipment - 2.0%

 43,242

 BorgWarner, Inc.

 $

 2,657,653

 218,104

 Lear Corp.

 23,755,888

 $

 26,413,541

 Total Automobiles & Components

 $

 26,413,541

 Consumer Durables & Apparel - 3.2%

 Home Furnishings - 0.4%

 30,403

 Mohawk Industries, Inc. *

 $

 5,604,793

 Household Appliances - 0.6%

 37,479

 Whirlpool Corp.

 $

 7,943,674

 Leisure Products - 0.3%

 200,474

 Performance Sports Group, Ltd.

 $

 3,885,186

 Apparel, Accessories & Luxury Goods - 1.9%

 88,176

 G-III Apparel Group, Ltd. *

 $

 9,278,760

 83,802

 Hanesbrands, Inc.

 10,688,107

 66,636

 Michael Kors Holdings, Ltd. *

 4,491,933

 $

 24,458,800

 Total Consumer Durables & Apparel

 $

 41,892,453

 Consumer Services - 4.3%

 Hotels, Resorts & Cruise Lines - 0.8%

 230,905

 Hilton Worldwide Holdings, Inc.

 $

 6,527,684

 80,418

 Norwegian Cruise Line Holdings, Ltd. *

 3,966,216

 $

 10,493,900

 Restaurants - 2.7%

 11,168

 Chipotle Mexican Grill, Inc. *

 $

 7,426,385

 217,109

 Dave & Buster's Entertainment, Inc.

 6,773,801

 111,908

 Jack in the Box, Inc. *

 10,820,385

 17,723

 Panera Bread Co. *

 2,861,024

 242,016

 Sonic Corp. *

 7,693,689

 $

 35,575,284

 Specialized Consumer Services - 0.8%

 277,962

 H&R Block, Inc.

 $

 9,492,402

 Total Consumer Services

 $

 55,561,586

 Media - 0.9%

 Cable & Satellite - 0.9%

 95,000

 Liberty Global Plc (Class A) *

 $

 5,135,700

 118,966

 Liberty Global Plc (Class C) *

 6,206,456

 $

 11,342,156

 Total Media

 $

 11,342,156

 Retailing - 9.1%

 Internet Retail - 1.6%

 21,961

 Netflix, Inc. *

 $

 10,429,499

 112,849

 TripAdvisor, Inc. *

 10,071,773

 $

 20,501,272

 General Merchandise Stores - 1.6%

 261,229

 Dollar Tree, Inc. *

 $

 20,814,727

 Apparel Retail - 1.1%

 70,934

 Ross Stores, Inc.

 $

 7,505,527

 108,909

 The TJX Companies, Inc.

 7,475,514

 $

 14,981,041

 Home Improvement Retail - 0.9%

 150,376

 Lowe's Companies, Inc.

 $

 11,141,358

 Specialty Stores - 2.1%

 93,778

 Five Below, Inc. *

 $

 2,976,045

 59,431

 Signet Jewelers, Ltd.

 7,124,588

 135,399

 Tractor Supply Co. *

 11,931,360

 37,317

 Ulta Salon Cosmetics & Fragrance, Inc. *

 5,252,741

 $

 27,284,734

 Automotive Retail - 1.8%

 106,869

 Advance Auto Parts, Inc.

 $

 16,557,214

 79,057

 Lithia Motors, Inc.

 7,467,724

 $

 24,024,938

 Total Retailing

 $

 118,748,070

 Food & Staples Retailing - 2.0%

 Drug Retail - 0.8%

 105,864

 CVS Health Corp.

 $

 10,996,094

 Food Retail - 1.2%

 217,140

 The Kroger Co.

 $

 15,449,511

 Total Food & Staples Retailing

 $

 26,445,605

 Food, Beverage & Tobacco - 6.5%

 Brewers - 0.7%

 116,053

 Molson Coors Brewing Co. (Class B)

 $

 8,807,262

 Distillers & Vintners - 1.0%

 111,043

 Constellation Brands, Inc. *

 $

 12,738,853

 Soft Drinks - 1.0%

 98,087

 Monster Beverage Corp. *

 $

 13,842,037

 Packaged Foods & Meats - 3.4%

 15,910

 Diamond Foods, Inc. *

 $

 428,774

 109,511

 Hormel Foods Corp.

 6,407,489

 193,737

 Keurig Green Mountain, Inc.

 24,716,966

 41,676

 Mead Johnson Nutrition Co.

 4,365,978

 207,632

 Tyson Foods, Inc.

 8,577,278

 $

 44,496,485

 Tobacco - 0.4%

 81,418

 Lorillard, Inc.

 $

 5,570,620

 Total Food, Beverage & Tobacco

 $

 85,455,257

 Health Care Equipment & Services - 8.3%

 Health Care Equipment - 1.6%

 101,568

 Edwards Lifesciences Corp. *

 $

 13,510,575

 244,133

 Insulet Corp. *

 7,746,340

 $

 21,256,915

 Health Care Supplies - 1.9%

 269,134

 Align Technology, Inc. *

 $

 15,434,835

 599,741

 Endologix, Inc. *

 9,457,916

 $

 24,892,751

 Health Care Distributors - 1.2%

 171,995

 Cardinal Health, Inc.

 $

 15,133,840

 Health Care Services - 2.5%

 421,738

 Catamaran Corp. *

 $

 21,065,813

 160,009

 Omnicare, Inc.

 12,279,091

 $

 33,344,904

 Health Care Facilities - 0.5%

 176,535

 Brookdale Senior Living, Inc. *

 $

 6,621,828

 Managed Health Care - 0.6%

 84,382

 WellCare Health Plans, Inc. *

 $

 7,662,729

 Total Health Care Equipment & Services

 $

 108,912,967

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Biotechnology - 3.2%

 221,039

 Alkermes Plc *

 $

 15,527,990

 186,898

 Neurocrine Biosciences, Inc. *

 7,298,367

 150,873

 TESARO, Inc. *

 8,046,057

 94,994

 Vertex Pharmaceuticals, Inc. *

 11,345,133

 $

 42,217,547

 Pharmaceuticals - 4.4%

 195,073

 Endo International Plc

 $

 16,698,249

 95,080

 Jazz Pharmaceuticals Plc *

 16,172,157

 41,136

 Salix Pharmaceuticals, Ltd. *

 6,466,579

 73,227

 Shire Plc (A.D.R.)

 17,714,344

 $

 57,051,329

 Life Sciences Tools & Services - 1.2%

 201,866

 Charles River Laboratories International, Inc. *

 $

 15,477,066

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 114,745,942

 Banks - 0.8%

 Regional Banks - 0.8%

 106,814

 BankUnited, Inc. *

 $

 3,461,842

 54,226

 Signature Bank *

 6,688,777

 $

 10,150,619

 Total Banks

 $

 10,150,619

 Diversified Financials - 5.1%

 Specialized Finance - 2.2%

 50,649

 Intercontinental Exchange, Inc.

 $

 11,920,749

 345,206

 The NASDAQ OMX Group, Inc.

 17,315,533

 $

 29,236,282

 Consumer Finance - 1.3%

 273,665

 Discover Financial Services, Inc.

 $

 16,688,092

 Asset Management & Custody Banks - 1.6%

 63,971

 Affiliated Managers Group, Inc. *

 $

 13,844,604

 198,312

 The Blackstone Group LP

 7,428,768

 $

 21,273,372

 Total Diversified Financials

 $

 67,197,746

 Real Estate - 1.2%

 Specialized REIT - 1.2%

 458,033

 Weyerhaeuser Co.

 $

 16,081,539

 Total Real Estate

 $

 16,081,539

 Software & Services - 14.8%

 Internet Software & Services - 7.9%

 277,448

 Akamai Technologies, Inc. *

 $

 19,285,410

 121,181

 comScore, Inc. *

 6,251,728

 76,712

 CoStar Group, Inc. *

 15,277,962

 118,321

 Criteo SA (A.D.R.)

 5,367,041

 146,062

 Facebook, Inc. *

 11,534,516

 9,418

 Google, Inc. (Class A) *

 5,298,849

 9,458

 Google, Inc. (Class C)

 5,281,347

 439,597

 HomeAway, Inc. *

 13,625,309

 44,161

 LinkedIn Corp. *

 11,799,819

 190,234

 Twitter, Inc. *

 9,146,451

 $

 102,868,432

 IT Consulting & Other Services - 0.4%

 67,963

 Gartner, Inc. *

 $

 5,648,405

 Data Processing & Outsourced Services - 1.3%

 15,981

 Alliance Data Systems Corp. *

 $

 4,450,868

 77,609

 MasterCard, Inc.

 6,994,899

 235,848

 Sabre Corp.

 5,132,052

 $

 16,577,819

 Application Software - 4.4%

 70,966

 ANSYS, Inc. *

 $

 6,100,947

 151,251

 Autodesk, Inc. *

 9,716,364

 314,813

 Cadence Design Systems, Inc. *

 5,778,393

 97,704

 Intuit, Inc.

 9,538,842

 254,428

 Qlik Technologies, Inc. *

 8,253,644

 113,331

 salesforce.com inc *

 7,862,905

 67,960

 Splunk, Inc. *

 4,570,310

 94,154

 SS&C Technologies Holdings, Inc. *

 5,713,265

 $

 57,534,670

 Systems Software - 0.8%

 68,465

 ServiceNow, Inc. *

 $

 5,221,141

 53,747

 Tableau Software, Inc. *

 5,052,755

 $

 10,273,896

 Total Software & Services

 $

 192,903,222

 Technology Hardware & Equipment - 1.8%

 Communications Equipment - 1.3%

 96,751

 F5 Networks, Inc. *

 $

 11,427,744

 35,483

 Palo Alto Networks, Inc. *

 5,046,392

 $

 16,474,136

 Technology Hardware, Storage & Peripherals - 0.5%

 65,870

 Western Digital Corp.

 $

 7,046,773

 Total Technology Hardware & Equipment

 $

 23,520,909

 Semiconductors & Semiconductor Equipment - 3.8%

 Semiconductors - 3.8%

 151,917

 Avago Technologies, Ltd.

 $

 19,387,648

 84,295

 Broadcom Corp.

 3,812,663

 297,512

 Skyworks Solutions, Inc. *

 26,106,678

 $

 49,306,989

 Total Semiconductors & Semiconductor Equipment

 $

 49,306,989

 Telecommunication Services - 2.0%

 Alternative Carriers - 0.9%

 208,083

 Level 3 Communications, Inc. *

 $

 11,207,350

 Wireless Telecommunication Services - 1.1%

 119,054

 SBA Communications Corp. *

 $

 14,847,224

 Total Telecommunication Services

 $

 26,054,574

 Utilities - 0.2%

 Electric Utilities - 0.1%

 31,725

 ITC Holdings Corp.

 $

 1,228,709

 Gas Utilities - 0.0%

 8,213

 National Fuel Gas Co.

 $

 528,999

 Independent Power Producers & Energy Traders - 0.1%

 27,704

 Dynegy, Inc. *

 $

 772,110

 Total Utilities

 $

 2,529,818

 TOTAL COMMON STOCKS

 (Cost $951,097,350)

 $

 1,295,164,516

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $954,936,144) (a)

 $

 1,296,846,006

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 9,417,904

 TOTAL NET ASSETS - 100.0%

 $

 1,306,263,910

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (PIK)

 Represents a pay-in-kind security.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At February 28, 2015, the value of these securities amounted to $1,681,490 or 0.1% of total net assets.

 (a)

 At February 28, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $958,795,545 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $344,585,579

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (6,535,118)

 Net unrealized appreciation

 $338,050,461

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of February 28, 2015, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,295,164,516

$
-

$
-

$
1,295,164,516

 Convertible Corporate Bond

-

1,681,490

-

1,681,490

 Total

$
1,295,164,516

$
1,681,490

$
-

$
1,296,846,006

 During the period ended February 28, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 29, 2015 * Print the name and title of each signing officer under his or her signature.